Accounts Receivable	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
ACCOUNTS RECEIVABLE	ACCOUNTS RECEIVABLE
8.1Accounting policies
Accounts receivable are measured based on the invoiced amount, net of expected losses on receivables, and approximate the fair value given their short-term nature.
Considering the requirements of IFRS 9 – Financial Instruments, the allowance for expected losses on receivables is measured by applying the simplified approach, through the use of historical data, projecting the expected loss over the life of the contract, by segmenting the receivables portfolio into groups that have the same pattern of collection and according to their respective maturities. Additionally, for certain cases, the Company carries out individual analyses to assess the risks of collection of the receivables to recognize an additional provision, if necessary.
8.2Breakdown of accounts receivable

	December 31,
Description	2023	2022

Local currency
Credit card companies	498,609	1,109,197
Cargo and travel agencies	282,654	282,438
Travel package financing entities	29,203	135,168
Loyalty program partners	114,932	69,035
Others	40,121	41,973
Total local currency	965,519	1,637,811
Foreign currency
Credit card companies	18,556	15,913
Reimbursement receivable for maintenance reserves	57,528	78,801
Airline partner companies	8,612	39,612
Clearinghouse – agencies and cargo	30,533	26,363
Others	55,894	29,582
Total foreign currency	171,123	190,271
Total	1,136,642	1,828,082
Allowance for expected credit losses	(27,234)	(24,084)
Total net	1,109,408	1,803,998
In Brazil, credit card receivables are not exposed to credit risk of the cardholder. The balances can easily be converted into cash, when necessary, by discounting these receivables with credit card companies.
During the year ended December 31, 2023, the Company anticipated the receipt of R$10,359,302 in accounts receivable from credit card administrators, without right of return, with an average rate of 1.0% on the anticipated amount. On the same date, the balance of accounts receivable is net of R$3,349,391 due to such advances (R$1,735,432 on December 31, 2022).
The breakdown of accounts receivable by maturity, net of allowance for expected losses, is as follows:

	December 31,
Description	2023	2022

Not past due
Up to 30 days	645,669	583,523
31 to 60 days	111,142	177,992
61 to 90 days	45,650	140,758
91 to 180 days	73,458	397,205
181 to 360 days	94,227	344,541
	970,146	1,644,019

Past due
Up to 30 days	69,913	55,941
31 to 60 days	6,043	9,377
61 to 90 days	46,085	3,313
91 to 180 days	15,769	2,441
181 to 360 days	568	11,334
Over 360 days	884	77,573
	139,262	159,979
Total	1,109,408	1,803,998
Until May 10, 2024, of the total amount due within 90 days, 64,871 was received.
The movement of the allowance for expected losses is as follows:

	December 31,
Description	2023	2022

Balances at the beginning of the year	(24,084)	(17,817)
Additions	(34,183)	(17,333)
Reversal	29,098	10,750
Write-off of uncollectible amounts	1,935	316
Balances at the end of the year	(27,234)	(24,084)